CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT
Summary of total capital under administration and regulation

	12/31/2025	12/31/2024
Capital Stock	437,731	437,731
Paid in capital	729,164,744	729,164,744
Inflation Adjustment of capital stock	77,948,047	77,948,047
Treasury shares	6,680	18,991
Inflation adjustment of treasury shares	4,023,614	11,438,151
Cost of Treasury shares	(15,505,688)	(27,845,492)
Reserves	257,638,259	122,692,968
Retained earnings	(48,571,402)	164,381,378
Other comprehensive income	2,120,727	3,892,060
Shareholders' Equity attributable to owners of the parent company	1,007,262,712	1,082,128,578
Shareholders' Equity attributable to non-controlling interests	779,567	1,432,252
TOTAL SHAREHOLDERS' EQUITY	1,008,042,279	1,083,560,830

Summary of Computable Patrimonial Liability

	12/31/2025	12/31/2024
Basic Shareholder´s Equity
Tier One Ordinary Capital	1,103,547,123	1,084,581,259
(Deductible concepts)	(358,337,148)	(307,588,949)
Additional Tier One Capital	—	—
(Deductible concepts)	—	—
Computable Patrimonial Responsability	745,209,975	776,992,310

Summary of a detail of the determined requirement

	12/31/2025	12/31/2024
Credit risk	333,343,293	272,643,396
Operational risk	45,771,893	97,959,978
Market risk	16,852,852	22,794,035
Requirement	395,968,038	393,397,409
Minimum Integration	745,209,975	776,992,310
Excess	349,241,937	383,594,901